Inventories, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Write-downs inventories	¥ 306,841	¥ 27,536	¥ 1,200,012
Provision for inventories	(802,807)	(149,075)	(1,259,972)
Proceeds for claims of unharvested corp		500,000	1,200,000
Cost of Revenues [Member]
Inventories [Line Items]
Write-downs inventories	¥ 306,841	¥ 27,536	¥ 1,200,012